CONVERTIBLE NOTES - Schedule of Debt Conversions (Details) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Class Of Stock [Line Items]
Principal Converted		$ 350,000	$ 45,000
Interest Converted			2,133
Convertible Debt
Class Of Stock [Line Items]
Principal Converted	$ 6,252,000
Interest Converted	1,145,000
Convertible Debt | St. George Convertible Note
Class Of Stock [Line Items]
Principal Converted	2,160,000
Interest Converted	417,000
Convertible Debt | Investor 1
Class Of Stock [Line Items]
Principal Converted	495,000
Interest Converted	187,000
Convertible Debt | Investor 2
Class Of Stock [Line Items]
Principal Converted	650,000
Interest Converted	86,000
Convertible Debt | October 2016 Notes
Class Of Stock [Line Items]
Principal Converted	330,000		0
Interest Converted	79,000
Convertible Debt | St. George Notes
Class Of Stock [Line Items]
Principal Converted	618,000		0
Convertible Debt | BayBridge Notes
Class Of Stock [Line Items]
Principal Converted	941,000		0
Interest Converted	152,000
Convertible Debt | Bellridge Convertible Note
Class Of Stock [Line Items]
Principal Converted	451,000		45,000
Interest Converted	121,000
Convertible Debt | Power Up Notes
Class Of Stock [Line Items]
Principal Converted	107,000		0
Interest Converted	16,000
Convertible Debt | Widjaja Note
Class Of Stock [Line Items]
Principal Converted	330,000		0
Interest Converted	68,000		0
Convertible Debt | GS Capital Notes
Class Of Stock [Line Items]
Principal Converted	170,000		$ 0
Interest Converted	$ 19,000